Other Finance Expenses	12 Months Ended
Dec. 31, 2022
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Interest expense	$39,912	$24,546	$29,142
Amortization of debt issuance cost and fair value of debt assumed	2,692	3,519	2,503
Total interest expense	$42,604	$28,065	$31,645

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31,
(U.S. Dollars in thousands)	2022	2021	2020
Bank fees, charges	$294	$463	$441
Commitment fees	334	548	264
Total other finance expense	$628	$1,011	$705